Schedule of Accrued Expenses (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Professional service fees	$ 1,615	$ 2,246	$ 1,308
Payroll	33	338	921
Other	131		6
Total current liabilities	$ 4,603	$ 2,584	$ 2,235